Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory	$ 4,117,663	$ 1,057,652
Lubricant [Member]
Inventory	1,370,033	1,057,652
Bunkers [Member]
Inventory	$ 2,747,630	$ 0